REDEEMABLE NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2023
Noncontrolling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS
NOTE 10 - REDEEMABLE NON-CONTROLLING INTERESTS

On July 3, 2019, AU10TIX entered into a Series A Preferred Subscription Agreement (the "Agreement") with TPG Lux 2018 SC I, S.a.r.l ("TPG"), according to which AU10TIX issued 3,000,000 Series A Preferred Shares ("Series A Shares") to TPG for a subscription price of US$60,000 in cash representing approximately 24% of the outstanding share capital of AU10TIX and 23.077% of the fully-diluted share capital of AU10TIX (see note 15). Transaction costs totaled $4,540 and were deducted from the redeemable non-controlling interests balance.

On November 7, 2019, AU10TIX entered into a Series A and Series A-1 Preferred Subscription Agreement with Oak HC/FT Partners II, L.P. ("Oak"), according to which AU10TIX issued 1,000,000 Series A Preferred Shares and 23,622 Series A-1 Preferred Shares ("Series A-1 Shares" and together with Series A Shares – "the Preferred Shares") to Oak for a subscription price of US$20,000 in cash representing approximately 7.401% of the outstanding share capital of AU10TIX and 7.143% of the fully-diluted share capital of AU10TIX. For accounting purposes, the investment was allocated to the Series A and Series A-1 Preferred Shares on a relative fair value basis: $19,537 and $461, respectively. Transaction costs totaled $1,513 and were deducted from the respective investment amounts.

Following the Oak investment, on November 7, 2019, TPG subscribed for 307,087 Series A-1 Shares at nominal value (US$0.001 per share) (“Bonus Issue Series A-1 Shares”) in order to preserve its 23.077% ownership interest in the fully diluted share capital of AU10TIX.

On June 28, 2021, TPG, Oak, GF GW LLC (“GF”) and AU10TIX, entered into a Sale and Purchase Agreement (the “SPA”), pursuant to which Oak and GF purchased preferred shares in AU10TIX from TPG. In connection with the SPA, (i) such parties and ICTS entered into an amended and restated shareholders agreement (the “SHA”) and an amended and restated registration rights agreement (the “RRA”) and (ii) AU10TIX’s Articles of Association (the “Articles”) were amended by a deed of amendment (the “Deed of Amendment”).

Pursuant to the SPA, Oak purchased 755,906 AU10TIX Series A Preferred shares from TPG and GF purchased 1,511,811 AU10TIX Series A Preferred Shares from TPG. In connection with such purchases, all outstanding AU10TIX’s Series A Preferred Shares and Series A-1 Preferred Shares were re-designated as New Series A Preferred Shares and the Ordinary Shares owned by ICTS were re-designated as Class B Ordinary Shares, as described below.

In consideration of the benefits to Oak increasing its shareholding and GF becoming a shareholder, AU10TIX provided certain customary warranties to Oak and GF concerning AU10TIX and its business.  In addition, AU10TIX agreed to be primarily liable to Oak and GF for any breaches by TPG of its customary fundamental warranties given to Oak and GF (including that TPG owns AU10TIX Series A Preferred Shares being sold to Oak and GF); provided, that, TPG has agreed to indemnify and hold AU10TIX harmless for any losses incurred by AU10TIX in relation to such fundamental warranties given by TPG.

Following the completion of the sales and purchases contemplated by the SPA on June 28, 2021: (i) ICTS owns 68.69% of the outstanding share capital of AU10TIX in the form of Class B Ordinary Shares; (ii) Oak owns 12.87% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares; (iii) GF owned 10.93% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares; and (iv) TPG owns 7.51% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares. In addition, AU10TIX may issue up to 500,000 Class A Ordinary Shares under its existing employee stock option plan.

The following table sets forth for the movement in the redeemable non-controlling interests:

	Period Ended,
	June 30, 2023	December 31, 2022

Balance as of the beginning of the year	$89,974	$90,478
Net Income (Loss)	1,000	(379)
Other Comprehensive Income - Translation adjustment	(105)	(15)
Other	-	(110)
Balance as of the end of the period	$90,869	$89,974